Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events

December 31, 2011

NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2012, the Company entered into a Revolving Line of Credit Agreement (the “Credit Agreement”) with Chachas Land Co., Inc., a Nevada Corporation (the “Lender”). Under the terms of the Credit Agreement, the Company may borrow, from time to time, up to the principal amount of $50,000, for an initial term of six months which can be extended for an additional six months at the option of the Company pursuant to the terms of the Credit Agreement. The annual interest rate of the Credit Line is 9% with interest paid monthly on the then outstanding balance. The Credit Line is evidenced by a Revolving Line of Credit Note (“Note”).  The Credit Agreement and Note are secured pursuant to the terms of a Stock Pledge Agreement, by common stock of the Company equal to two times the outstanding unpaid principal and accrued interest at any time, with the initial pledge of 100,000 shares of common stock of the Company.  The Credit Agreement, Note and Stock Pledge Agreement contain customary events of default, including, among others, non-payment of principal and interest and in the event the Company is involved in certain insolvency proceedings. In the event of a default, all of the obligations of the Company under the Credit Line may be declared immediately due and payable.

Concurrently with the execution of the Credit Agreement, Note and Stock Pledge Agreement and as a financial accommodation for the extension of credit to the Company, the Company issued a Warrant to the Lender to purchase 5,000 shares of its common stock at an exercise price of $2.68 per share.  The Warrant is exercisable for a period of five years expiring on February 15, 2017.

On February 2, 2012, the Company issued 9,524 restricted shares of its common stock upon receipt of a capital contribution of $20,000 in cash to one accredited investor.

Management has evaluated subsequent events and has determined there are no material subsequent events to report.

March 31, 2012

NOTE 5 - SUBSEQUENT EVENTS

On April 9, 2012, the Company closed a private placement (the “Private Placement”) with select accredited investors (the “Investors”) related to the sale and issuance of an aggregate of 2,602,246 shares of common stock (the “Common Stock”) of the Company (the “Shares”) and warrants to purchase an aggregate of 2,602,246 shares of Common Stock (the “Warrants”). The aggregate gross proceeds raised by the Company were $5,516,762 million. Each Share will be sold to the Investors at $2.12 per Share. The Warrants will expire five (5) years from the date of issue and may be exercised at $3.88 per Share, subject to adjustment in certain circumstances. The Company has allocated $2,758,381 of the total $5,516,762 proceeds to the value of the warrants.

In connection with the Private Placement, the Company paid its placement agents (the “Placement Agents”) an aggregate cash commission equal to $386,173.  In addition, the Company will reimburse the Placement Agents $23,632 for costs and expenses incurred in connection with the Private Placement, and issue to the Placement Agents five-year warrants to purchase an aggregate of 78,067 shares of common stock, at an exercise price of $3.88 per share, subject to adjustment in certain circumstances (the “Placement Agent Warrants”).

The Company also issued to two consultants, five-year warrants purchasing an aggregate of 40,000 shares of common stock, at an exercise price of $3.88 per share.

The Company estimates that the total compensation expense that will be recognized in connection with the warrants using the Black-Scholes pricing model will be $502,965.

On April 10, 2012, the Line of Credit – Related Party was repaid in full and the 100,000 collateral shares were cancelled

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report.  In addition to the events described above, there are no additional material subsequent events to report.